INCOME TAXES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Continuing operations							$ 632,514
Discontinued operations							(632,514)
Total income tax expense					$ 0	$ 0	$ 0